Quotaholders’ Deficit (Details) - USD ($)		9 Months Ended
	Jun. 23, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Quotaholders’ Deficit [Line Items]
Corporate capital		$ 15,000	$ 3,000
Subscribed and paid-up capital		$ 15,000	3,000
Ownership percentages	100.00%
Annual net profit or loss		5.00%
Share capital percentage		16.00%
Legal Reserve Value		$ 2,000
Legal Reserve [Member]
Quotaholders’ Deficit [Line Items]
Share capital percentage		20.00%
Previously Reported [Member]
Quotaholders’ Deficit [Line Items]
Corporate capital			$ 3,160	$ 3,160